STOCK BASED COMPENSATION (Tables)	12 Months Ended
Aug. 31, 2012
STOCK BASED COMPENSATION [Abstract]
Schedule of Fair Value Assumptions

	For options granted in
	the year ended August 31
	2012	2011
Expected option life (years)	5-6	5-10
Expected stock price volatility (%)	76.0	76.8-78.7
Risk free interest rate (%)	0.8-1.0	1.6-3.6
Expected dividend yield (%)	0.0	0.0

Schedule of Stock Option Activity for Employees
	Year ended August 31,
	2012		2011
		Weighted		Weighted
	Number	average	Number	average
	of	exercise	of	exercise
	options	price	options	price
		$		$
Options outstanding at
beginning of year	834,117	3.84	834,117	3.84
Changes during the year:
Granted - at market price	244,334	4.08	-
Expired	(141,667)	5.4	-
Forfeited	(4,667)	5.64	-
Options outstanding at end
of year	932,116	3.72	834,117	3.84
Options exercisable at end
of year	717,088		743,785
Weighted average fair
value of options granted
during the year	$3.36		-

Summary of Information for Options Granted and Exercisable for Employees
		Weighted
		Average	Weighted
Range of		Remaining	average
exercise	Number	Contractual	exercise	Aggregate
prices	outstanding	Life	price	intrinsic value
$		Years	$	$
0.012	280,114	1.93	0.012	1,072,274
4.08 to 6.48	652,002	7.95	5.28	-
	932,116	6.14	3.72	1,072,274
The following table presents summary information concerning the options granted to employees and directors exercisable as of August 31, 2012:

		Weighted
		Average	Weighted
Range of		Remaining	average
exercise	Number	Contractual	exercise	Aggregate
prices	exercisable	Life	price	intrinsic value
$		Years	$	$
0.012	280,114	1.93	0.012	1,072,274
4.08 to 6.48	436,974	7.08	5.76	-
	717,088	5.07	3.48	1,072,274

Schedule of Stock Option Activity for Non-Employees
	Year ended August 31
	2012		2011
		Weighted		Weighted
	Number	average	Number	average
	of	exercise	of	exercise
	options	price	options	price
		$		$
Options outstanding at
beginning of year	82,356	7.2	67,767	7.56
Changes during the year:
Granted - at market price	-		-
Granted - at an exercise
price above market
price	62,500	6.00	27,089	6.00
Expired	-		(12,500)	(8.52)
Options outstanding at end
of year	144,456	6.72	82,356	7.20
Options exercisable at end
of year	88,689		50,521

Summary of Information for Options Granted and Exercisable for Non-Employees
		Weighted
		Average	Weighted
Range of		Remaining	average
exercise	Number	Contractual	exercise	Aggregate
prices	outstanding	Life	price	intrinsic value
$		Years	$	$
4.08 to 6.48	111,120	4.79	5.88	-
9.12	33,336	4.83	9.12	-
	144,456	4.80	6.72	-

The following table presents summary information concerning the options granted to non-employee exercisable as of August 31, 2012:
		Weighted
		Average	Weighted
Range of		Remaining	average
exercise	Number	Contractual	exercise	Aggregate
prices	exercisable	Life	price	intrinsic value
$		Years	$	$
4.08 to 6.48	58,131	4.15	5.88	-
9.12	30,558	5.25	9.12	-
	88,689	4.53	6.96	-